Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Subtotal	$ 13,401,839	$ 9,314,500
Construction in progress	38,422	110,878
Less: accumulated depreciation	(2,340,760)	(758,937)
Property, plant and equipment, net	11,099,501	8,666,441
Buildings [Member]
Subtotal	6,079,316	5,476,744
Office Equipment [Member]
Subtotal	667,749	474,195
Furniture [Member]
Subtotal	531,162	277,916
Automobiles [Member]
Subtotal	1,120,067	812,819
Software [Member]
Subtotal	114,598	45,807
Leasehold Improvements [Member]
Subtotal	$ 4,888,947	$ 2,227,019